Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted	9 Months Ended
Oct. 31, 2021
Bottom of range [member]
Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted [Line Items]
Expected volatility	75.00%
Risk-free interest rate	0.46%
Dividend yield
Expected term (in years)	3 years
Top of range [member]
Share Capital (Details) - Schedule of the range of assumptions used to value stock options granted [Line Items]
Expected volatility	79.00%
Risk-free interest rate	1.03%
Dividend yield
Expected term (in years)	5 years